Commitments and Contingencies - Additional Information - Petrobras (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Long-term debt		$ 3,182,894	$ 3,363,874
FPSO Segment [Member] | Petrobras [Member]
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Estimated claim	$ 7,500
FPSO Segment [Member] | Petrobras [Member] | Return of 2% of Charter Hire Charter Hire Previously Paid [Member]
Loss Contingencies [Line Items]
Estimated claim		5,400
FPSO Segment [Member] | Petrobras [Member] | 2% Reduction of Future Charter Hire [Member]
Loss Contingencies [Line Items]
Estimated claim		2,100
Petrobras [Member] | Units for Maintenance and Safety [Member]
Loss Contingencies [Line Items]
Debt instrument, face amount		$ 127,500
Period for cancellation of debt		180 days
Long-term debt		$ 112,500